Revenue from Contracts with Customers - Summary of Disaggregation of Total Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 897,056	$ 718,155
Ocean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	558,978	447,680
River
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	214,083	165,431
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 123,995	$ 105,044